INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Investments in available-for-sale securities:
Proceeds from Sale of Available-for-sale Securities	$ 0	$ 99,210,000	$ 0
Gain on disposal of available-for-sale securities	0	(754,000)	0
Golar LNG Partners
Investments in available-for-sale securities:
Investment in available-for-sale securities	275,307,000	267,352,000
Unrealized gain on available-for-sale security	15,700,000	7,800,000
Proceeds from Sale of Available-for-sale Securities	99,200,000
GasLog [Member]
Investments in available-for-sale securities:
Proceeds from Sale of Available-for-sale Securities		300,000
Gain on disposal of available-for-sale securities		100,000
Scenario, Forecast [Member] | Golar LNG Partners
Investments in available-for-sale securities:
Proceeds from Sale of Available-for-sale Securities				$ 207,000,000